Stockolders' Equity	12 Months Ended
Dec. 31, 2013
Stockolders' Equity

Note 6. Stockolders’ Equity

Change in Capital Structure

In connection with the IPO, the Company reincorporated in Delaware on September 26, 2013. The Delaware Certificate of Incorporation provides for two classes of common stock upon the effectiveness of the Company’s initial public offering (“IPO”): Class A and Class B common stock, both with a par value of $0.0001 per share. In addition, the certificate of incorporation authorizes shares of undesignated preferred stock with a par value of $0.0001 per share, the rights, preferences, and privileges of which may be designated from time to time by the Board of Directors.

Upon effectiveness of the Company’s registration statement on Form S-1 (the “Registration Statement”) and the filing of the Certificate of Incorporation in Delaware on September 26, 2013, all shares of the Company’s outstanding convertible preferred stock automatically converted into 30,368,527 shares of Class B common stock, and all shares of the Company’s outstanding common stock automatically converted into 23,316,877 shares of Class B common stock, resulting in 53,685,404 total shares of Class B common stock outstanding at September 26, 2013.

On October 2, 2013, the Company closed its IPO and sold 8,545,000 shares of Class A common stock, including the underwriters’ overallotment option of 1,125,000 shares of Class A common stock and an additional 80,000 shares of Class A common stock were sold by selling stockholders, all at a price of $13.00 per share to the public on the New York Stock Exchange (“NYSE”). Class B common stock is not registered with the SEC and not listed on the NYSE. As of December 31, 2013, there were 9,200,774 shares of Class A common stock and 53,043,295 shares of Class B common stock outstanding.

Preferred Stock

The Board of Directors may, without further action by the stockholders, fix the rights, preferences, privileges and restrictions of up to an aggregate of 100,000,000 shares of preferred stock in one or more series and authorize their issuance. These rights, preferences, and privileges could include dividend rights, conversion rights, voting rights, terms of redemption, liquidation preferences, sinking fund terms and the number of shares constituting any series or the designation of such series, any or all of which may be greater than the rights of the Class A and Class B common stock. As of December 31, 2013, there were no shares of preferred stock authorized, issued or outstanding.

Convertible Preferred Stock

Convertible preferred stock authorized, issued and outstanding as of December 31, 2012 (in thousands) follows:

	Shares authorized	Shares issued and outstanding	Net proceeds	Aggregate liquidation preference
Series A	16,847	16,847	$12,064	$12,164
Series B	5,729	5,657	11,790	11,868
Series C	3,289	3,031	9,870	10,000
Series D	2,300	1,737	10,385	10,464
Series E	4,129	3,097	29,911	30,000
	32,294	30,369	$74,020	$74,496

On September 26, 2013, all outstanding shares of convertible preferred stock converted in the aggregate into 30,368,527 shares of Class B common stock.

Class A and Class B Common Stock

The Company has authorized 1,000,000,000 and 250,000,000 shares of Class A common stock and Class B common stock for issuance.  Holders of our Class A common stock and Class B common stock have identical rights for matters submitted to a vote of our stockholders. Holders of Class A common stock are entitled to one vote per share of Class A common stock and holders of Class B common stock are entitled to 10 votes per share of Class B common stock. Holders of shares of Class A common stock and Class B common stock vote together as a single class on all matters (including the election of directors) except for specific circumstances that would adversely affect the powers, preferences or rights of a particular class of common stock. Subject to preferences that may apply to any shares of preferred stock outstanding at the time, holders of Class A and Class B common stock share equally, identically and ratably, on a per share basis, with respect to any dividend or distribution of cash, property or shares of the Company’s capital stock. Holders of Class A and Class B common stock also share equally, identically and ratably in all assets remaining after the payment of any liabilities and liquidation preferences and any accrued or declared but unpaid dividends, if any, with respect to any outstanding preferred stock at the time. Each share of Class B common stock is convertible at any time at the option of the holder into one share of Class A common stock. In addition, each share of Class B common stock will convert automatically to Class A common stock upon: (i) the date specified by an affirmative vote or written consent of holders of at least 67% of the outstanding shares of Class B common stock, or (ii) the seven year anniversary of the closing date of the IPO (October 2, 2020).

Shares of Class A common stock reserved for future issuance were as follows (in thousands):

December 31, 2013
Preferred stock	100,000
Class B common stock	53,043
Common stock warrants	502
2013 Employee stock purchase plan	1,250
2013 Equity incentive plan:
Outstanding options and restricted stock unit awards	11,224
Available for future grants	6,014
172,033

As of December 31, 2013 and 2012, there were 37,075 and 100,193 shares of common stock outstanding related to the early exercise of nonvested options subject to repurchase by the Company upon termination of service by an employee.

Warrants

The Company has issued common stock warrants to consultants for services and preferred stock warrants to lenders in connection with its debt agreements. Upon effectiveness of the Company’s Registration Statement and the filing of its Certificate of Incorporation in Delaware on September 26, 2013, all outstanding preferred stock warrants automatically converted to Class B common stock warrants.  As of December 31, 2013, outstanding warrants to purchase shares of Class B common stock were as follows(number of warrant shares in thousands):

Class of shares	Number of Warrant Shares Outstanding and Exercisable	Weighted- Average Exercise price Per Share	Weighted- Average Contractual Term (in Years)
Common stock	502	$5.05	5.9

In connection with amendments to its loan agreements with SVB and TriplePoint in August 2013, the Company issued SVB a warrant to purchase 90,324 shares of Series E preferred stock (the “2013 SVB Series E warrants”) and issued TriplePoint a warrant to purchase 51,614 shares of Series E preferred stock (the “2013 TriplePoint Series E warrants”).  As the 2013 SVB Series E warrants were issued in connection with a loan and had a fixed exercise price of $9.68 per share, the proceeds were allocated to the loan and the warrants based on the relative fair value of the instruments resulting in a loan discount of $866,000 being recorded, with a corresponding increase to additional paid in capital as part of stockholders’ equity.  See Note 4 for assumptions used in Black-Scholes-Merton option pricing model to fair value the 2013 SVB Series E warrants at issuance.

The 2013 TriplePoint Series E warrants were issued with an exercise price equal to the lower of: (i) $9.68 or (ii) lowest price per share in the next round of equity financing. As the 2013 TriplePoint Series E warrants were issued in connection with a loan, the proceeds were allocated to the loan and the warrants based on the relative fair value of the instruments resulting in a loan discount of $495,000 being recorded.  As a result of the exercise price adjustment feature, the 2013 TriplePoint Series E warrants were not indexed to the Company’s stock and were classified as liabilities on the date of issuance. The exercise price adjustment feature for the 2013TriplePoint Series E warrants expired upon the effectiveness of the Registration Statement and the filing of the Company’s Certificate of Incorporation in Delaware (September 26, 2013). Upon the expiration of the exercise price adjustment feature, the 2013TriplePoint Series E warrants became indexed to the Company’s stock and were reclassified as stockholders’ equity. The 2013 TriplePoint Series E warrants were recorded at fair value for the period the warrants were classified as liabilities with changes in fair value recognized in other income and expense. The fair value of the 2013 TriplePoint Series E warrants was reclassified to stockholders’ equity on September 26, 2013 when the Series E preferred stock and preferred stock warrants were converted into Class B common stock and warrants to purchase Class B common stock, respectively. The fair value of the 2013 TriplePoint Series E warrants was measured during the period outstanding through the reclassification date using the Black-Scholes-Merton option pricing model with the following assumptions:

Expected volatility	58%-60%
Expected life in years	9.9-10.0
Risk free interest rate	2.64%-2.71%
Dividend yield	0.00%

In connection with the $4,000,000 growth capital part II loan draw from TriplePoint in June 2013, the Company issued TriplePoint a warrant to purchase 33,192 shares of Series D preferred stock with the exercise price set at the lower of: (i) $6.03 per share or (ii) the lowest price per share in the next round of equity financing (the “2013 TriplePoint Series D warrants”).  As the 2013 TriplePoint Series D warrants were issued in connection with a loan, the proceeds were allocated to the loan and the warrants based on the relative fair value of the instruments resulting in a loan discount of $265,000 being recorded.  As a result of the exercise price adjustment feature, the 2013 TriplePoint Series D warrants were not indexed to the Company’s stock and were classified as liabilities on the date of issuance. The exercise price adjustment feature for the 2013TriplePoint Series D warrants expired upon the effectiveness of the Registration Statement and the filing of the Company’s Certificate of Incorporation in Delaware (September 26, 2013). Upon the expiration of the exercise price adjustment feature, the 2013TriplePoint Series D warrants became indexed to the Company’s stock and were reclassified as stockholders’ equity. The 2013TriplePoint Series D warrants were recorded at fair value for the period the warrants were classified as liabilities with changes in fair value recognized in other income and expense. The fair value of the 2013TriplePoint Series D warrants was reclassified to stockholders’ equity on September 26, 2013 when the Series D preferred stock and preferred stock warrants were converted into Class B common stock and warrants to purchase Class B common stock, respectively. The fair value of the 2013TriplePoint Series D warrants was measured during the period outstanding through the reclassification date using the Black-Scholes-Merton option pricing model with the following assumptions:    :

Expected volatility	55%-58%
Expected life in years	6.8-7.0
Risk free interest rate	1.91%-2.64%
Dividend yield	0.00%

In connection with the execution of the TriplePoint credit facility and the growth capital part I and equipment loan draws, warrants to purchase 106,975 shares of Series D preferred stock were issued to TriplePoint in June and August 2012 (the “2012 Series D warrants”), with an exercise price equal to the lower of:  (i) $6.03 or (ii) lowest price per share in the next round of equity financing. As a result of the exercise price adjustment feature, the 2012 Series D warrants were not indexed to the Company’s stock and were classified as liabilities on the date of issuance. The exercise price adjustment feature for the 2012 Series D warrants expired with the issuance of Series E preferred stock in November 2012. Upon the expiration of the exercise price adjustment feature, the 2012 Series D warrants became indexed to the Company’s stock and were reclassified as stockholders’ equity. The 2012 Series D warrants were recorded at fair value for the period the warrants were classified as liabilities with changes in fair value recognized in other income and expense. The fair value of the 2012 Series D warrants was measured during the period outstanding through the reclassification date using the Black-Scholes-Merton option pricing model with the following assumptions:

Expected volatility	56%-65%
Expected life in years	6.5-7.0
Risk free interest rate	1.06%-1.15%
Dividend yield	0.00%